Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	119 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
Vident International Equity Strategy ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Vident International Equity Strategy ETF NAV
Average Annual Return, Percent	16.20%	7.11%		3.33%
Vident U.S. Bond Strategy ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Vident U.S. Bond Strategy ETF NAV
Average Annual Return, Percent	8.61%	0.03%	1.39%
Vident U.S. Equity Strategy ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Vident U.S. Equity Strategy ETF NAV
Average Annual Return, Percent	16.49%	15.08%		9.20%
ETF Market [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Vident International Equity Strategy ETF Market
Average Annual Return, Percent	15.83%	7.03%		3.25%
Morningstar Global Markets ex-US Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Markets ex-US Index
Average Annual Return, Percent	17.76%	7.71%		4.81%
Vident Core Int'l Equity Index/Vident Int'l Equity Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Vident Core International Equity Index/Vident International Equity Index
Average Annual Return, Percent	17.67%	8.42%		4.38%
ETF Market [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Vident U.S. Bond Strategy ETF Market
Average Annual Return, Percent	8.54%	0.06%	1.39%
FTSE Broad Investment-Grade (BIG) Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Broad Investment Grade Bond Index
Average Annual Return, Percent	7.38%	(0.05%)	1.55%
Vident Core U.S Bond Index/Vident Core U.S Bond Strategy Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Vident Core U.S Bond Index/Vident Core U.S Bond Strategy Index
Average Annual Return, Percent	9.14%	0.68%	2.16%
ETF Market [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Vident U.S. Equity Strategy ETF Market
Average Annual Return, Percent	16.42%	15.09%		9.22%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	27.14%	15.92%		12.98%
Vident Core U.S.Stock/Vident Core U.S. Equity/Vident U.S Quality [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Vident U.S Quality Index/Vident Core U.S. Stock Index/Vident Core U.S. Equity Index
Average Annual Return, Percent	17.13%	15.47%		9.42%